Employee benefit plans and compensation plans - Defined benefit plans - Additional information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Sweden
Employee benefit plans and compensation plans
Discount rate	1.40%			2.30%
Increase in the defined benefit obligation related to a 100 basis point decrease in the discount rate	$ 3.2
Increase in discount rate	1.00%
Germany
Employee benefit plans and compensation plans
Discount rate	0.90%		0.50%	1.90%
Increase in the defined benefit obligation related to a 50 basis point decrease in the discount rate	$ 0.7
Decrease in the defined benefit obligation related to a 50 basis point increase in the discount rate	$ 1.4
Increase in discount rate	0.50%
Defined benefit plans
Employee benefit plans and compensation plans
Accumulated benefit obligation		$ 22.8		$ 20.3	$ 17.5